Investment Objectives and Goals	Dec. 31, 2025
Nuveen Inflation Linked Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Inflation Linked Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to provide inflation protection and income, primarily through investment in inflation-linked bonds.
Nuveen Real Estate Securities Select Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Real Estate Securities Select Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The Fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

Nuveen Emerging Markets Debt Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Emerging Markets Debt Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks total return.
Nuveen International Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen International Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks total return.